Summary of Significant Accounting Policies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 17, 2023	Feb. 14, 2023	Sep. 30, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash (in Dollars)			$ 12,236	$ 15,419		$ 124,501
Cash equivalents (in Dollars)
Federal deposit insurance corporation (in Dollars)			$ 250,000
Ordinary shares			1	1
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001		$ 0.0001
Purchae of warrant shares			1
Shares of public rights			1
Common units					430,000
Common stock in the calculation of diluted net income (loss) per share			7,330,000	7,330,000
Unrecognized tax benefits (in Dollars)
Unrecognized tax benefits income tax expense (in Dollars)
Common Stock Subject to Mandatory Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares outstanding			1,886,221	3,467,954		0
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of public units		6,000,000	6,900,000	6,900,000
Ordinary shares			1	1
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Purchae of warrant shares			1	1
Shares of public rights				1
Private Placement [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares	1
Common stock par value (in Dollars per share)	$ 0.0001		$ 9.5	$ 9.5
Purchae of warrant shares	1
Shares of public rights	1
Common units	430,000		430,000	430,000
Equity Participation Member | Chardan Capital Markets LLCMember
Summary of Significant Accounting Policies [Line Items]
Shares of public units			34,500	34,500
Equity Participation Member | Over-Allotment Option [Member] | Chardan Capital Markets LLCMember
Summary of Significant Accounting Policies [Line Items]
Shares of public units			4,500	4,500
Common Stock Subject to Mandatory Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares outstanding			1,886,221	3,467,954